UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2012
Date of reporting period: June 30, 2012

Amana Mutual Funds Trust, Income Fund (AMANX)
Proxy Voting Record relating to shareholder meetings held from July 1, 2011 through June 30, 2012

Proposal #	Issue/ Proposals	Shares / Proposed by	Symbol / Directors Recommend	CUSIP / Vote	Meeting Date

	The J.M. Smucker Company	250,000	SJM	832696405	8/17/11
1A-D	Directors' recommendation for election	Issuer	For	For All Nominees
2	Ratification of appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the 2012 fiscal year.	Issuer	For	For
3	Approval of the non-binding, advisory vote on executive compensation ("Say-on-Pay").	Issuer	For	For
4	Approval of the non-binding, advisory vote on the frequency of future Say-on-Pay votes.	Issuer	1 Year	1 Year
5	Shareholder proposal requesting a coffee sustainability report.	Shareholder	Against	Against

	Microchip Technology Incorporated	600,000	MCHP	595017104	8/19/11
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	Proposal to amend and restate our executive management incentive compensation plan to revise the definition of "Performance Goals" for purposes of section 162(M) of the Internal Revenue Code.	Issuer	For	For
3	Proposal to ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm of Microchip for the fiscal year ending March 31, 2012.	Issuer	For	For
4	Proposal to approve an advisory vote on the compensation of our named executives.	Issuer	For	For
5	Proposal regarding the frequency of holding an advisory vote on the compensation of our named executives.	Issuer	3 Years	1 Year

	Nike, Inc.	310,000	NKE	654106103	9/19/11
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	To hold an advisory vote on executive compensation.	Issuer	For	For
3	To hold an advisory vote on the frequency of future advisory votes on executive compensation.	Issuer	1 Year	1 Year
4	To ratify the appointment of PricewaterhouseCoopers LLP as independent registered public account firm.	Issuer	For	For

	Parker-Hannifin Corporation	275,000	PH	701094104	10/26/11
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	Ratification of the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the fiscal year ending June 30, 2012.	Issuer	For	For
3	Approval of, on a non-binding, advisory basis, the compensation of our named executive officers.	Issuer	For	For
4	Determination of, on a non-binding, advisory basis, whether an advisory shareholder vote on the compensation of our named executive officers will occur every.	Issuer	1 Year	1 Year
5	Shareholder proposal to amend the code of regulations to separate the roles of chairman of the board and chief executive officer.	Shareholder	Against	Abstain

	Microsoft Corporation	1,000,000	MSFT	594918104	11/15/11
1-9	Directors' recommendation for election	Issuer	For	For All Nominees
10	Advisory vote on named executive officer compensation.	Issuer	For	For
11	Advisory vote on frequency of advisory vote on named executive officer compensation.	Issuer	1 Year	1 Year
12	Ratification of the selection of Deloitte & Touche LLP as the company's independent auditor.	Issuer	For	For
13	Shareholder proposal 1. Establishment of a board committee on environmental sustainability.	Shareholder	Against	Against

	Johnson Controls, Inc.	600,000	JCI	478366107	1/25/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	Ratification of PricewaterhouseCoopers as independent auditors for 2012.	Issuer	For	For
3	Advisory vote on compensation of our named executive officers.	Issuer	For	For
4	Consideration of a shareholder proposal to declassify the Board of Directors.	Shareholder	Against	Against

	Air Products And Chemicals, Inc.	250,000	APD	009158106
1A-C	Directors' recommendation for election	Issuer	For	For All Nominees
2	Appointment of independent registered public accountants. To ratify appointment of KPMG LLP, as independent registered public accountants for fiscal year 2012.	Issuer	For	For
3	Advisory vote on executive officer compensation. To approve the compensation of named executive officers.	Issuer	For	For

	Emerson Electric Co.	450,000	EMR	291011104	2/7/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	Approval, by non-binding advisory vote, of Emerson Electic Co. executive compensation.	Issuer	For	For
3	Ratification of KPMG LLP as independent registered public accounting firm	Issuer	For	For
4	Approval of the stockholder proposal requesting the issuance of a sustainability report as described in the proxy statement.	Shareholder	Against	Against
5	Approval of the stockholder proposal regarding declassification of the Board of Directors as described in the proxy statement.	Shareholder	Against	Against

	United Technologies Corporation	250,000	UTX	913017109	4/11/12
1A-L	Directors' recommendation for election	Issuer	For	For All Nominees
2	Appointment of the firm of PricewaterhouseCoopers LLP as independent auditor.	Issuer	For	For
3	Advisory vote to approve named executive officer compensation.	Issuer	For	For

	Stanley Black & Decker, Inc.	100,000	SWK	854502101	4/17/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	Approve amendment to restated Certificate of Incorporation to declassify the Board of Directors.	Issuer	For	For
3	Approve 2012 management incentive compensation plan.	Issuer	For	For
4	Approve Ernst & Young LLP as the company's independent auditors for the company's 2012 fiscal year.	Issuer	For	For
5	Approve, on an adviso ry basis, the compensation of the company's named executive officers.	Issuer	For	For

	Honeywell International Inc.	450,000	HON	438516106	4/23/12
1A-J	Directors' recommendation for election	Issuer	For	For All Nominees
2	Approval of Independent Accountants.	Issuer	For	For
3	Advisory Vote to Approve Executive Compensation.	Issuer	For	For
4	Independent Board Chairman.	Shareholder	Against	Against
5	Political Contributions.	Shareholder	Against	Against

	Genuine Parts Company	400,000	GPC	372460105	4/23/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	Advisory vote on executive compensation.	Issuer	For	For
3	Ratification of the selection of Ernst & Young LLP as the company's independent auditors for the fiscal year ending December 31, 2012.	Issuer	For	For

	Praxair, Inc.	220,000	PX	74005P104	4/24/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	To approve amendments to Praxair's restated certificate of incorporation to permit shareholders to call special meetings of shareholders.	Issuer	For	For
3	To approve, on an advisory and non-binding basis, the compensation of Praxair's named executive officers as disclosed in the 2012 proxy statement.	Issuer	For	For
4	A shareholder proposal regarding electioneering policies and contributions.	Shareholder	Against	Against
5	To ratify the appointment of the independent auditor.	Issuer	For	For

	United States Steel Corporation	250,000	X	912909108	4/24/12
1A-C	Directors' recommendation for election	Issuer	For	For All Nominees
2	Ratification of appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm.	Issuer	For	For
3	Approval, in a non-binding advisory vote, of the compensation of the named executive officers.	Issuer	For	For
4	Shareholder proposal recommending the elimination of the classified Board of Directors.	Shareholder	Against	Against

	Canadian National Railway Company	350,000	CNI	136375102	4/24/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	Appointment of KPMG LLP as auditors	Issuer	For	For
3	Non-binding advisory resolution to accept the approach to executive compensation disclosed in the accompanying management information circular, the full text of which resolution is set out on P. 6 of the accompanying management information circular.	Issuer	For	For

	Cenovus Energy Inc.	400,000	CVE	15135U109	4/25/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	Appointment of PricewaterhouseCoopers LLP, charted accountants, as auditor of the corporation.	Issuer	For	For
3	Amendment and reconfirmation of the corporation's shareholder rights plan as described in the accompanying management proxy circular.	Issuer	For	For
4	Acceptance of the corporation's approach to executive compensation as described in the accompanying management proxy circular.	Issuer	For	For
5	Acceptance of the shareholder proposal set out in Appendix B to the accompanying management proxy circular.	Shareholder	Against	Against

	W.W. Grainger, Inc.	150,000	GWW	384802104	4/25/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	Proposal to ratify the appointment of Ernst & Young as independent auditor for the year ending December 31st, 2012.	Issuer	For	For
3	Say on Pay: Advisory Proposal to approve compensation of the company's named executive officers.	Issuer	For	For

	E.I. Du Pont De Nemours And Company	400,000	DD	263534109	4/25/12
1A-K	Directors' recommendation for election	Issuer	For	For
2	On Ratification of Independent Registered Public Accounting Firm	Issuer	For	For
3	To Approve, by Advisory Vote, Executive Compensation	Issuer	For	For
4	On Independent Chair	Shareholder	Against	Against
5	On Executive Compensation Report	Shareholder	Against	Against

	Johnson & Johnson	310,000	JNJ	478160104	4/26/12
1A-M	Directors' recommendation for election	Issuer	For	For All Nominees
2	Advisory vote to approve named executive officer compensation	Issuer	For	For
3	Approval of the company's 2012 long-term incentive plan	Issuer	For	For
4	Ratification of appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for 2012	Issuer	For	For
5	Shareholder proposal on independent board chairman	Shareholder	Against	Against
6	Shareholder proposal on binding vote on political contributions	Shareholder	Against	Against
7	Shareholder proposal on adopting non-animal methods for training	Shareholder	Against	Against

	Pfizer Inc.	1,200,000	PFE	717081103	4/26/12
1A-N	Directors' recommendation for election	Issuer	For	For All Nominees
2	Ratify the selection of KPMG LLP as independent registered public accounting firm for 2012	Issuer	For	For
3	Advisory approval of executive compensation	Issuer	For	For
4	Shareholder proposal regarding publication of political contributions	Shareholder	Against	Against
5	Shareholder proposal regarding action by written consent	Shareholder	Against	Against
6	Shareholder proposal regarding special shareholder meetings	Shareholder	Against	Against
7	Shareholder proposal regarding advisory vote on director pay	Shareholder	Against	Against

	Methanex Corporation	300,000	MEOH	749203733935	4/26/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	To re-appoint KPMG LLP, chartered accountants, as auditors of the company for the ensuing year and authorize the Board of Directors to fix the renumeration of the auditors.	Issuer	For	For
3	The advisory resolution accepting the company's approach to executive compensation as disclosed in the accompanying information circular.	Issuer	For	For

	Astrazeneca PLC	320,000	AZN	046353108	4/26/12
1	To receive the company's accounts and the reports of the directors and auditor for the year ended 31 December 2011	Issuer	For	For
2	To confirm dividends	Issuer	For	For
3	To re-appoint KPMG Audit PLC, London as auditor	Issuer	For	For
4	To authorise the directors to agree the remuneration of the auditor	Issuer	For	For
5A-M	Directors' recommendation for election	Issuer	For	For All Nominees
6	To approve the directors' remuneration report for the year ended 31 December 2011	Issuer	For	For
7	To authorise limited EU political donations	Issuer	For	For
8	To authorise the directors to allot shares	Issuer	For	For
9	To approve the new SAYE scheme	Issuer	For	For
10	To authorise the directors to disapply pre-emption rights	Issuer	For	For
11	To authorise the company to purchase its own shares	Issuer	For	For
12	To reduce the notice period for general meetings	Issuer	For	For

	Abbott Laboratories	350,000	ABT	002824100	4/27/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	Ratification of Deloitte & Touche LLP as auditors	Issuer	For	For
3	Say on Pay & An advisory vote to approve executive compensation	Issuer	For	For
4	Shareholder proposal — Transparency in animal research	Shareholder	Against	Against
5	Shareholder proposal & Lobbying disclosure	Shareholder	Against	Against
6	Shareholder proposal — Independent board chair	Shareholder	Against	Against
7	Shareholder proposal & Tax gross-ups	Shareholder	Against	Against
8	Shareholder proposal & Equity retention and hedging	Shareholder	Against	Against
9	Shareholder proposal & Incentive compensation	Shareholder	Against	Against
10	Shareholder proposal & Ban accelerated vesting of awards upon a change in control	Shareholder	Against	Against

	Regal Beloit Corporation	100,000	RBC	758750103	4/30/12
1A-C	Directors' recommendation for election	Issuer	For	For All Nominees
2	Advisory vote on the compensation of the company's named executive officers.	Issuer	For	For
3	To ratify the selection of Deloitte & Touche LLP as the independent auditors for the company for the year ending December 29, 2012.	Issuer	For	For

	Carlisle Companies Incorporated	490,000	CSL	142339100	5/2/12
1A-C	Directors' recommendation for election	Issuer	For	For All Nominees
2	Approve the company's executive compensation.	Issuer	For	For
3	Ratification of appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the 2012 fiscal year.	Issuer	For	For
4	Approve the company's amended and restated executive compensation program to increase the number of shares available for issuance thereunder.	Issuer	For	For

	Tenaris, S.A.	110,000	TS	88031M109	5/2/12
A1	Consideration of the consolidated management report and related management certifications on the Company's consolidated financial statements as of and for the year ended December 31, 2011, and on the annual accounts as at December 31, 2011, and of the independent auditor's reports on such consolidated financial statements and annual accounts.	Issuer	None	For
A2	Approval of the Company's consolidated financial statements as of and for the year ended December 31, 2011.	Issuer	None	For
A3	Approval of the Company's annual account as at December 31, 2011.	Issuer	None	For
A4	Allocation of results and approval of dividend payment for the year ended December 31, 2011.	Issuer	None	For
A5	Discharge of the members of the Board of Directors for the exercise of their mandate during the year ended December 31, 2011.	Issuer	None	For
A6	Election of members of the Board of Directors.	Issuer	None	For All Nominees
A7	Compensation of members of the Board of Directors.	Issuer	None	For
A8	Appointment of the independent auditors for the fiscal year ending December 31, 2012, and approval of their fees.	Issuer	None	For
A9	Authorization to the Board of Directors to cause the distribution of all shareholder communications, including its shareholder meeting and proxy materials and annual reports to shareholders, by such electronic means as is permitted by any applicable laws or regulations.	Issuer	None	For
E1	Decision on the renewal of the authorized share capital of the Company and related authorizations and waivers.	Issuer	None	For
E2	The amendment of article 10 "Minutes of the Board" of the Company's Articles of Association.	Issuer	None	For
E3	The amendment of article 11 "Powers" of the Company's Articles of Association.	Issuer	None	For
E4	The amendment of article 13 "Auditors" of the Company's Articles of Association.	Issuer	None	For
E5	The amendment of article 15 "Date and Place" of the Company's Articles of Association.	Issuer	None	For
E6	The amendment of article 16 "Notices of Meeting" of the Company's Articles of Association.	Issuer	None	For
E7	The amendment of article 17 "Admission" of the Company's Articles of Association.	Issuer	None	For
E8	The amendment of article 19 "Vote and Minutes" of the Company's Articles of Association.	Issuer	None	For
E9	The amendment of title V "Financial Year, Distribution of Profits" of the Company's Articles of Association.	Issuer	None	For
E10	The amendment of article 20 "Financial Year" of the Company's Articles of Association.	Issuer	None	For
E11	The amendment of article 21 "Distribution of Profits" of the Company's Articles of Association.	Issuer	None	For

	Pepsico, Inc.	400,000	PEP	713448108	5/2/12
1A-L	Directors' recommendation for election	Issuer	For	For All Nominees
2	Ratify the appointment KPMG LLP as our independent registered public accountants for fiscal year 2012.	Issuer	For	For
3	Approval, by non-binding vote, of executive compensation.	Issuer	For	For
4	Re-approval of the performance measures under our 2007 Long-Term Incentive Plan.	Issuer	For	For
5	Shareholder Proposal & Lobbying Practices Report.	Shareholder	Against	Against
6	Shareholder Proposal & Formation of Risk Oversight Committee.	Shareholder	Against	Against
7	Shareholder Proposal & Chairman of the Board shall be an Independent Director.	Shareholder	Against	Against

	GlaxoSmithKline PLC	600,000	GSK	37733W105	5/3/12
1	To receive and adopt the Directors' Report and the Financial Statements	Issuer	None	For
2	To approve the Remuneration Report	Issuer	None	For
3-16	Directors' recommendation for re-election	Issuer	None	For All Nominees
17	To re-appoint auditors	Issuer	None	For
18	To determine remuneration of auditors	Issuer	None	For
19	To authorise the company and its subsidiaries to make donations to political organisations and incur political expenditure	Issuer	None	For
20	To authorise allotment of shares	Issuer	None	For
21	To disapply pre-emption rights	Issuer	None	For
22	To authorise the company to purchase its own shares	Issuer	None	For
23	To authorise exemption from statement of name of senior statutory auditor	Issuer	None	For
24	To authorise reduced notice of a general meeting other than an AGM	Issuer	None	For
25	To renew the GSK ShareSave Plan	Issuer	None	For
26	To renew the GSK ShareReward Plan	Issuer	None	For

	United Parcel Service, Inc.	300,000	UPS	911312106	5/3/12
1A-L	Directors' recommendation for election	Issuer	For	For All Nominees
2	To ratify the appointment of Deloitte & Touche LLP as UPS's independent registered public accountants for the year ending December 31, 2012.	Issuer	For	For
3	To approve the 2012 omnibus incentive compensation plan.	Issuer	For	For
4	To approve the amendment to the discounted employee stock purchase plan.	Issuer	For	For
5	The shareowner proposal regarding lobbying disclosure.	Shareholder	Against	Against

	3M Company	200,000	MMM	88579Y101	5/8/12
1A-J	Directors' recommendation for election	Issuer	For	For All Nominees
2	To ratify the appointment of PricewaterhouseCoopers LLP as 3M's independent registered public accounting firm.	Issuer	For	For
3	Advisory approval of executive compensation.	Issuer	For	For
4	To approve the 2012 Amended and Restated General Employees Stock Purchase Plan.	Issuer	For	For
5	To approve the amended 2008 Long-Term Incentive Plan.	Issuer	For	For
6	Stockholder proposal on lobbying.	Shareholder	Against	Against
7	Stockholder proposal to prohibit political spending from corporate treasury funds.	Shareholder	Against	Against
8	Stockholder proposal on independent board chairman.	Shareholder	Against	Against

	Unilever PLC	325,000	UL	904767704	5/9/12
1	To receive the Report and Accounts for the year ended 31 December 2011	Issuer	For	For
2	To approve the Directors' Remuneration Report for the year ended 31 December 2011	Issuer	For	For
3-14	Directors' recommendation for re-election	Issuer	For	For All Nominees
15	To re-appoint PricewaterhouseCoopers LLP as Auditors of the Company	Issuer	For	For
16	To authorise the Directors to fix the remuneration of the Auditors	Issuer	For	For
17	To renew the authority to Directors to issue shares	Issuer	For	For
18	To renew the authority to Directors to disapply pre-emption rights	Issuer	For	For
19	To renew the authority to the Company to purchase its own shares	Issuer	For	For
20	To authorise Political Donations and Expenditure	Issuer	For	For
21	To shorten the Notice period for General Meetings	Issuer	For	For
22	To adopt the new Articles of Association of the company	Issuer	For	For

	Telus Corporation	100,000	TU	87971M202	5/9/12
1	Pass, with or without variation, a special resolution, the full text of which is set forth in Appendix C to the management information circular of Telus Corporation dated March 22, 2012 (the "circular"), approving a plan of arrangement pursuant to Division 5, Part 9 of the Business Corporations Act (British Columbia) involving Telus Corporation, its shareholders and the other persons named therein as more particularly described in the circular.	Issuer	For	For

	ConocoPhillips	330,000	COP	20825C104	5/9/12
1A-O	Directors' recommendation for election	Issuer	For	For All Nominees
2	Proposal to ratify appointment of Ernst & Young LLP as ConocoPhillips' independent registered public accounting firm for 2012.	Issuer	For	For
3	Advisory Approval of Executive Compensation.	Issuer	For	For
4	Company Environmental Policy (Louisiana Wetlands).	Shareholder	Against	Against
5	Accident Risk Mitigation.	Shareholder	Against	Against
6	Report on Grassroots Lobbying Expenditures.	Shareholder	Against	Against
7	Greenhouse Gas Reduction Targets.	Shareholder	Against	Against
8	Gender Expression Non-Discrimination.	Shareholder	Against	Against

	Nucor Corporation	200,000	NUE	670346105	5/10/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	Ratification of the appointment of PricewaterhouseCoopers LLP as Nucor's independent registered public accounting firm for the year ending December 31, 2012.	Issuer	For	For
3	Stockholder proposal regarding majority vote	Shareholder	Against	Against

	Colgate-Palmolive Company	300,000	CL	194162103	5/11/12
1A-J	Directors' recommendation for election	Issuer	For	For All Nominees
2	Ratify selection of PricewaterhouseCoopers LLP as Colgate's independent registered public accounting firm.	Issuer	For	For
3	Advisory Vote on Executive Compensation.	Issuer	For	For
4	Stockholder Proposal on Independent Board Chair.	Shareholder	Against	Against

	Total S.A.	375,000	TOT	89151E109	5/11/12
1	Approval of parent Company financial statements dated December 31, 2011	Issuer	For	For
2	Approval of consolidated financial statements dated December 31, 2011	Issuer	For	For
3	Allocation of earnings, declaration of dividend	Issuer	For	For
4	Authorization for the Board of Directors to trade in shares of the Company	Issuer	For	For
5-9	Directors' recommendation for renewal of appointment	Issuer	For	For All Nominees
10	Directors' recommendation for appointment for succession	Issuer	For	For
11	Directors' recommendation for election	Issuer	For	For
12	Commitments under Article L 225-42-1 of the French Commercial Code	Issuer	For	For
13	Delegation of authority granted to the Board of Directors to increase share capital by issuing common shares or any securities providing access to share capital, while maintaining shareholders' preferential subscription rights, or by capitalizing premiums, reserves, surpluses or other line items	Issuer	For	For
14	Delegation of authority granted to the Board of Directors to increase share capital by issuing common shares or any securities providing access to share capital, without preferential subscription rights	Issuer	For	For
15	Delegation of authority granted to the Board of Directors to increase the number of securities to be issued, in the event of surplus demand in case of increased share capital without preferential subscription rights	Issuer	For	For
16	Delegation of powers granted to the Board of Directors to increase share capital by issuing common shares or any securities providing access to share capital, in payment of securities that would be contributed to the Company	Issuer	For	For
17	Delegation of authority granted to the Board of Directors to increase share capital under the conditions provided for in Articles L. 3332-18 and following of the French Labour Code	Issuer	For	For
18	Delegation of powers granted to the Board of Directors to increase share capital reserved for categories of beneficiaries in a transaction reserved for employees without preferential subscription rights	Issuer	For	For
19	Authorization for the Board of Directors to reduce capital by cancelling shares	Issuer	For	For
A	The first is intended to fill in the information listed in the Registration Document with benchmarks to compare the compensation for Executive Directors with various compensation for various employees;	Shareholder	None	None
B	The other concerns the establishment of a loyalty dividend for shareholders holding registered shares for at least two years.	Shareholder	Against	Against

	Intel Corporation	1,200,000	INTC	458140100	5/17/12
1A-J	Directors' recommendation for election	Issuer	For	For All Nominees
2	Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm for the current year	Issuer	For	For
3	Advisory vote to approve executive compensation	Issuer	For	For
4	Stockholder proposal: Whether to hold an advisory vote on political contributions	Shareholder	Against	Against

	Canadian Pacific Railway Limited	55,000	CP	13645T100	5/17/12
1	Appointment of auditors as named in the management proxy circular.	Issuer	For	For
2	Advisory vote accepting the corporation's approach to executive compensation as described in the management proxy circular.	Issuer	For	For
3A-P	Directors' recommendation for election	Issuer	For	For All Nominees
3Q-V	Directors' recommendation for withholding election vote	Issuer	Withhold	Withhold On All Nominees

	Canadian Pacific Railway Limited (Blue Proxy Form from Pershing Square Capital Management, L.P.)	55,000	CP	13645T100	5/17/12
1	Appointment of auditor as named in Canadian Pacific's proxy circular.	Issuer	For	For
2	Advisory vote accepting Canadian Pacific's approach to executive compensation as described in Canadian Pacific's proxy circular.	Issuer	For	For
3A	Recommendation for election	Issuer	For	For
3A-G	Recommendation for election	Pershing Square	Withhold	Withhold On All Nominees
3H-V	Recommendation for withholding	Pershing Square	For	For All Nominees

	Exxon Mobil Corporation	350,000	XOM	30231G102	5/30/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	Ratification of Independent Auditors (page 61)	Issuer	For	For
3	Advisory Vote to Approve Executive Compensation (page 62)	Issuer	For	For
4	Independent Chairman (page 64)	Shareholder	Against	Against
5	Majority Vote for Directors (page 65)	Shareholder	Against	Against
6	Report on Political Contributions (page 66)	Shareholder	Against	Against
7	Amendment of EEO Policy (page 67)	Shareholder	Against	Against
8	Report on Natural Gas Production (page 69)	Shareholder	Against	Against
9	Greenhouse Gas Emissions Goals (page 71)	Shareholder	Against	Against

	Taiwan Semiconductor Mfg. Co. Ltd.	1,500,000	TSM	874039100	6/12/12
1	To accept 2011 business report and financial statements	Issuer	For	For
2	To approve the proposal for distribution of 2011 profits	Issuer	For	For
3	To revise the Articles of Incorporation	Issuer	For	For
4	To revise the rules for election of directors	Issuer	For	For

	Chunghwa Telecom Co. Ltd.	555,154	CHT	17133Q502	6/22/12
1	Ratification of 2011 operational report and financial statements	Issuer	For	For
2	Ratification of 2011 earning distribution	Issuer	For	For
3	The amendment to the "Articles of Incorporation"	Issuer	For	For
4	The amendment to the "Regulations of Election of Directors and Supervisors"	Issuer	For	For
5	The amendment to the "Ordinance of Shareholders Meetings"	Issuer	For	For
6	The amendment to the "Procedures for Acquisition or Disposal of Assets"	Issuer	For	For

Amana Mutual Funds Trust, Growth Fund (AMAGX)
Proxy Voting Record relating to shareholder meetings held from July 1, 2011 through June 30, 2012

Proposal #	Issue/ Proposals	Shares / Proposed by	Symbol / Directors Recommend	CUSIP / Vote	Meeting Date

	Xilinx, Inc.	600,000	XLNX	983919101	8/10/11
1A-I	Directors' recommendation for election	Issuer	For	For All Nominees
2	Approve an amendment to 1990 employee qualified stock purchase plan, all as more fully described in the proxy statement.	Issuer	For	For
3	Approve an amendment to the 2007 equity incentive plan, all as more fully described in the proxy statement.	Issuer	For	For
4	Approve certain provisions of 2007 equity incentive plan for purposes of complying with the Internal Revenue Code of 1986.	Issuer	For	For
5	Proposal to approve, on an advisory basis, the compensation of the company's named executive officers.	Issuer	For	For
6	Proposal to recommend, on an advisory basis, the frequency of votes on executive compensation.	Issuer	1 Year	1 Year
7	Proposal to ratify the appointment of Ernst & Young LLP as the company's external auditors for fiscal 2012.	Issuer	For	For

	Turkcell Iletisim Hizmetleri A.S.	100,000	TKC	900111204	8/11/11
1	Opening and election of the Presidency Board	Issuer	None	For
2	Authorizing the Presidency Board to sign the minutes of the meeting	Issuer	None	For
3	Reading the Annual Reports of the Auditors relating to fiscal year 2010	N/A	N/A	N/A
4	Reading the Annual Reports of the Auditors relating to fiscal year 2010	N/A	N/A	N/A
5	Reading the summary of the Independent Audit Firm's report relating to fiscal year 2010	N/A	N/A	N/A
6	Review, discussion and approval of the Balance Sheet and profits/loss statements relating to fiscal year 2010, together with the activities and operations of the Company in year 2010	Issuer	None	For
7	Release of the Board members from activities and operations of the Company in year 2010	Issuer	None	For
8	Release of the auditors from activities and operations of the Company in year 2010	Issuer	None	For
9	Election of auditors for a period of one year and determination of their remuneration	Issuer	None	For
10a	The discussion of, and decision on, the Board of Directors' proposal concerning the distribution of dividends for year 2010	Issuer	None	For
10b	The discussion of, and decision on, the date of the distribution of dividends for year 2010	Issuer	None	For
11	Wishes and hopes	N/A	N/A	N/A
12	Closing	N/A	N/A	N/A

	Harris Corporation	700,000	HRS	413875105	10/28/11
1A-K	Directors' recommendation for election	Issuer	For	For All Nominees
2	Advisory vote on executive compensation.	Issuer	For	For
3	Advisory vote on frequency of future advisory votes on executive compensation.	Issuer	1 Year	1 Year
4	Ratification of appointment of Ernst & Young LLP as independent registered public accounting firm for fiscal year 2012.	Issuer	For	For
5	Shareholder proposal requesting approval of an amendment to our by-laws to require an independent chairman of the board	Shareholder	Against	Against

	The Clorox Company	375,000	CLX	189054109	11/16/11
1A-J	Directors' recommendation for election	Issuer	For	For All Nominees
2	Advisory Vote on Executive Compensation.	Issuer	For	For
3	Advisory Vote on the Frequency of the Shareholder Advisory Vote on Executive Compensation.	Issuer	1 Year	1 Year
4	Ratification of Independent Registered Public Accounting Firm	Issuer	For	For
5	Stockholder Proposal on Independent Chairman	Shareholder	Against	Against

	Cisco Systems, Inc.	2,000,000	CSCO	17275R102	12/7/11
1A-L	Directors' recommendation for election	Issuer	For	For All Nominees
2	Approval of amendment and restatement of the Cisco 2005 stock incentive plan.	Issuer	For	For
3	Approval, on an advisory basis, of executive compensation.	Issuer	For	For
4	Recommendation, on an advisory basis, on the frequency of executive compensation votes.	Issuer	1 Year	1 Year
5	Ratification of PriceWaterhouseCoopers LLP as Cisco's independent registered public accounting firm for fiscal 2012.	Issuer	For	For
6	Approval to amend Cisco's bylaws to establish a board committee on environmental sustainability.	Shareholder	Against	Against
7	Approval to require the board to publish internet fragmentation report to shareholders within six months.	Shareholder	Against	Against
8	Approval to require that Cisco executives retain a significant percentage of stock until two years following termination.	Shareholder	Against	Against

	LAN Airlines S.A.	600,000	LFL	501723100	12/21/11
1	Approve the merger of LAN Airlines S.A. & sister Holdco S.A. & Holdco II S.A., two special purpose companies that have been created exclusively for purposes of this transaction & where shares of TAM S.A. will be, directly or indirectly, held prior to their consolidation into LAN, subject to (I) the terms and conditions of certain implementation agreement & exchange offer agreement, both dated January 18, 2011; & (II) a final decision, in the Reclamacion pending before the Chilean Supreme Court, all as more fully described in the proxy statement.	Issuer	For	For
2	Approve the audited financial statements of LAN, sister Holdco S.A. and Holdco II S.A. as of September 30, 2011 and the Informe Pericial, all in accordance with Section 99 of the Chilean Corporation Law.	Issuer	For	For
3	Change of the corporate name of LAN Airlines Group S.A. to Latam Airlines Group S.A.	Issuer	For	For
4	Approve the bylaws of Latam Airlines Group S.A., including any amendments thereof to be resolved by the shareholders' meeting.	Issuer	For	For
5	Grant all necessary authorizations and powers of attorney needed to carry out and implement the proposed business combination between LAN and TAM S.A.	Issuer	For	For
6	Adopt any other resolution necessary to carry out and implement the proposed business combination between LAN and TAM S.A.	Issuer	For	For
7	Approve increase of the capital of LAN in an additional amount determined by the shareholders' meeting, through the issuance of 4,800,000 shares of common stock; approve that these 4,800,000 common stock shares & any common stock shares of LAN included in paragraph 1. above & not used for purposes of mergers be used to create & implement a stock option plan for employees of Latam Airlines Group S.A. and its affiliates, as provided in Section 24 of the Chilean Corporation Law & delegate in board authority to determine placement conditions of these shares of common stock.	Issuer	For	For

	Express Scripts Holding	500,000	ESRX	30219G108	12/21/11
1	To adopt the agreement and plan of merger, dated as of July 20, 2011 as amended on November 7, 2011 and as it may be amended from time to time by and among Express Scripts, Inc., Medco Health Solutions, Inc., Aristotle Holding, Inc., Aristotle Merger Sub, Inc., and Plato Merger Sub, Inc.	Issuer	For	For
2	To approve the adjournment of the special meeting by Express Scripts stockholders (if it is necessary or appropriate to solicit additional proxies if there are not sufficient votes to adopt the merger agreement).	Issuer	For	For

	Hansen Natural Corporation	500,000	HANS	411310105	1/5/12
1	Proposal to approve an amendment to the company's Certificate of Incorporation to change the name of the company from "Hansen Natural Corporation" to "Monster Beverage Corporation".	Issuer	For	For
2	Proposal to approve an amendment to the company's Certificate of Incorporation to increase the number of authorized shares of common stock, par value $0.005 per share, from 120,000,000 shares to 240,000,000 shares.	Issuer	For	For

	Intuit, Inc.	900,000	INTU	461202103	1/19/12
1A-H	Directors' recommendation for election	Issuer	For	For All Nominees
2	Ratify the selection of Ernst & Young LLP as our independent registered accounting firm for the fiscal year ending July 31, 2012.	Issuer	For	For
3	Approve the amendment to the employee stock purchase plan.	Issuer	For	For
4	Approve a non-binding advisory resolution regarding executive compensation.	Issuer	For	For
5	To recommend, by non-binding advisory vote, the frequency of executive compensation votes.	Issuer	1 Year	1 Year

	Apple Inc.	200,000	AAPL	37833100	2/23/12
1	Directors' recommendation for election	Issuer	For	For All Nominees except in the case of Nominee #4, voted as withhold
2	Ratification of the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for 2012.	Issuer	For	For
3	Advisory vote on executive compensation.	Issuer	For	For
4	A shareholder proposal entitled "Conflict of Interest Report"	Shareholder	Against	Against
5	A shareholder proposal entitled "Shareholder Say on Director Pay"	Shareholder	Against	Against
6	A shareholder proposal entitled "Report on Political Contributions and Expenditures"	Shareholder	Against	Against
7	A shareholder proposal entitled "Adopt a Majority Voting Standard for Director Elections"	Shareholder	Against	Against

	Fastenal Company	800,000	FAST	311900104	4/17/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	Ratification of the appointment of KPMG LLP as independent register public accounting firm for the 2012 fiscal year.	Issuer	For	For
3	Approval, by non-binding vote, of Fastenal Company's executive compensation.	Issuer	For	For
4	Approval of an amended and restated Fastenal Company Incentive Plan.	Issuer	For	For
5	Approval of an amendment to the restated articles of incorporation of Fastenal Company to require a majority vote for the election of directors.	Issuer	For	For

	Genuine Parts Company	125,000	GPC	372460105	4/23/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	Advisory vote on executive compensation.	Issuer	For	For
3	Ratification of the selection of Ernst & Young LLP as the company's independent auditors for the fiscal year ending December 31, 2012.	Issuer	For	For

	Crane Co.	300,000	CR	224399105	4/23/12
1.1-1.3	Directors' recommendation for election	Issuer	For	For All Nominees
2	Ratification of selection of Deloitte & Touche LLP as independent auditors for the company for 2012.	Issuer	For	For
3	Say on Pay & an advisory vote to approve executive compensation.	Issuer	For	For

	Stryker Corporation	300,000	SYK	863667101	4/24/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2012.	Issuer	For	For
3	Approval of an amendment to the company's restated articles of incorporation to implement a majority vote standard for uncontested elections of directors.	Issuer	For	For
4	Re-approval of the material terms of the performance goals under the executive bonus plan.	Issuer	For	For
5	Approval, in an advisory vote, of the company's named executive officer compensation.	Issuer	For	For

	International Business Machines Corp.	250,000	IBM	459200101	4/24/12
1A-N	Directors' recommendation for election	Issuer	For	For All Nominees
2	Ratification of appointment of independent registered public accounting firm (page 71)	Issuer	For	For
3	Advisory vote on executive compensation (page 72)	Issuer	For	For
4	Stockholder proposal on cumulative voting (page 73)	Shareholder	Against	Against
5	Stockholder proposal to review political contributions & trade associations policy (page 74)	Shareholder	Against	Against
6	Stockholder proposal for disclosure of lobbying policies and practices (page 75)	Shareholder	Against	Against

	Cenovus Energy Inc.	600,000	CVE	15135U109	4/25/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	Appointment of PricewaterhouseCoopers LLP, chartered accountants, as auditor of the corporation.	Issuer	For	For
3	Amendment and reconfirmation of the corporation's shareholder rights plan as described in the accompanying management proxy circular.	Issuer	For	For
4	Acceptance of the corporation's approach to executive compensation as described in the accompanying management proxy circular.	Issuer	For	For
5	Acceptance of the shareholder proposal set out in Appendix B to the accompanying management proxy circular.	Shareholder	Against	Against

	LAN Airlines S.A.	689,762	LFL	501723100	4/26/12
1	Approval of the annual report, balance sheet and financial statements for the fiscal year ending December 31, 2011	Issuer	For	For
2	Approval of payment of final dividend on account of 2011 fiscal profits, all as more fully described in the proxy statement	Issuer	For	For
3	The election of the company's Board of Directors	Issuer	For	For
4	The compensation to be paid to the company's Board of Directors for the fiscal year ending December 31, 2012	Issuer	For	For
5	The compensation to be paid to the company's audit committee and its budget for the fiscal year ending December 31, 2012	Issuer	For	For
6	Appointment of external auditing firm and risk rating agencies; reports on matters indicated in XVI of Companies Law 18,046	Issuer	For	For
7	Information on the cost of processing, printing and sending the information indicated in circular 1816 of the Securities and Insurance Commission	Issuer	For	For
8	Designation of the newspaper in which the company will make publications	Issuer	For	For
9	Other matters of corporate interest within the purview of a regular shareholders meeting of the company	Issuer	For	For

	Humana Inc.	650,000	HUM	444859102	4/26/12
1A-J	Directors' recommendation for election	Issuer	For	For All Nominees
2	The ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm.	Issuer	For	For
3	The approval of the compensation of the named executive officers as disclosed in the 2012 proxy statement.	Issuer	For	For

	Corning Incorporated	300,000	GLW	219350105	4/26/12
1A-J	Directors' recommendation for election	Issuer	For	For
2	Approval of the company's executive compensation.	Issuer	For	For
3	Ratify the appointment of PricewaterhouseCoopers LLP as Corning's independent registered public accounting firm.	Issuer	For	For
4	Approval of the Corning Incorporated 2012 Long-Term Incentive Plan.	Issuer	For	For
5	Approval of the amendment and restatement of the company's restated Certificate of Incorporation to remove the provisions currently requiring a supermajority vote of the company's shareholders.	Issuer	For	For

	Johnson & Johnson	600,000	JNJ	478160104	4/26/12
1A-M	Directors' recommendation for election	Issuer	For	For All Nominees
2	Advisory Vote to Approve Named Executive Officer Compensation	Issuer	For	For
3	Approval of the Company's 2012 Long-Term Incentive Plan	Issuer	For	For
4	Ratification of appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for 2012	Issuer	For	For
5	Shareholder Proposal on Independent Board Chairman	Shareholder	Against	Against
6	Shareholder Proposal on Binding Vote on Political Contributions	Shareholder	Against	Against
7	Shareholder Proposal on Adopting Non-Animal Methods for Training	Shareholder	Against	Against

	Convergys Corporation	730,000	CVG	212485106	4/26/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	To ratify the appointment of the independent registered public accounting firm.	Issuer	For	For
3	To approve the Convergys Corporation annual executive incentive plan.	Issuer	For	For
4	To approve an advisory vote on the compensation of our named executive officers.	Issuer	For	For

	Regal Beloit Corporation	250,000	RBC	758750103	4/30/12
1A-C	Directors' recommendation for election	Issuer	For	For All Nominees
2	Advisory vote on the compensation of the company's named executive officers.	Issuer	For	For
3	To ratify the selection of Deloitte & Touche LLP as the independent auditors for the company for the year ending December 29, 2012.	Issuer	For	For

	Suncor Energy Inc.	700,000	SU	867224107	5/1/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	Re-appointment of PricewaterhouseCoopers LLP as auditor of Suncor Energy Inc. for the ensuing year and authorize the directors to fix their remuneration as such.	Issuer	For	For
3	To accept the approach to executive compensation disclosed in the accompanying management proxy circular.	Issuer	For	For

	Barrick Gold Corporation	400,000	ABX	67901108	5/2/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	Resolution approving the appointment of PricewaterhouseCoopers LLP as the auditors of Barrick and authorizing the directors to fix their remuneration.	Issuer	For	For
3	Advisory resolution on executive compensation approach.	Issuer	For	For

	Pepsico, Inc.	600,000	PEP	713448108	5/2/12
1A-L	Directors' recommendation for election	Issuer	For	For All Nominees
2	Ratify the appointment of KPMG LLP as our independent registered public accountants for fiscal year 2012.	Issuer	For	For
3	Approval, by non-binding vote, of executive compensation.	Issuer	For	For
4	Re-approval of the performance measures under our 2007 Long-Term Incentive Plan.	Issuer	For	For
5	Shareholder Proposal & Lobbying Practices Report.	Shareholder	Against	Against
6	Shareholder Proposal & Formation of Risk Oversight Committee.	Shareholder	Against	Against
7	Shareholder Proposal & Chairman of the Board shall be an Independent Director.	Shareholder	Against	Against

	United Parcel Service, Inc.	500,000	UPS	911312106	5/3/12
1A-L	Directors' recommendation for election	Issuer	For	For All Nominees
2	To ratify the appointment of Deloitte & Touche LLP as UPS's independent registered public accountants for the year ending December 31, 2011.	Issuer	For	For
3	To approve the 2012 Omnibus Incentive Compensation Plan.	Issuer	For	For
4	To approve the amendment to the Discounted Employee Stock Purchase Plan.	Issuer	For	For
5	The shareholder proposal regarding lobbying disclosure.	Shareholder	Against	Against

	Norfolk Southern Corporation	500,000	NSC	655844108	5/10/12
1A-J	Directors' recommendation for election	Issuer	For	For
2	The ratification of the appointment of KPMG LLP, independent registered public accounting firm, as Norfolk Southern's independent auditors for the year ending December 31, 2012.	Issuer	For	For
3	Approval of executive compensation as disclosed in the proxy statement for the 2012 annual meeting of stockholders.	Issuer	For	For

	Union Pacific Corporation	180,000	UNP	907818108	5/10/12
1A-L	Directors' recommendation for election	Issuer	For	For All Nominees
2	Ratification of the Appointment of Deloitte & Touche as the independent registered public accounting firm.	Issuer	For	For
3	An advisory vote on executive compensation ("Say on Pay").	Issuer	For	For
4	Shareholder proposal regarding lobbying activities if properly presented at the Annual Meeting.	Shareholder	Against	Against
5	Shareholder proposal regarding executive stock ownership if properly presented at the Annual Meeting.	Shareholder	Against	Against

	Telefónica, S.A.	2,400	TEF	879382208	5/13/12
1	Examination and approval, if applicable, of the Individual Annual Accounts, the Consolidated Financial Statements (Consolidated Annual Accounts) and the Management Report of Telefónica, S.A. and of its Consolidated Group of Companies, as well as of the proposed allocation of the profits/losses of Telefónica, S.A. and the management of its Board of Directors, all with respect to Fiscal Year 2011.	Issuer	None	For
2	Directors' recommendation for re-election, ratification, and appointment	Issuer	None	For All Nominees
3	Re-election of the Auditor for Fiscal Year 2012.	Issuer	None	For
4	Amendment of Articles 15, 16, 18, 27, 34 and 35 of the By-Laws of the Company and inclusion of a new Article 18 bis.	Issuer	None	For
5	Amendment of Articles 3, 7, 8, 9, 10, 11, 13 and 27 of the Regulations for the General Shareholders' Meeting.	Issuer	None	For
6a	Distribution of dividends with a charge to unrestricted reserves.	Issuer	None	For
6b	Shareholder compensation by means of a scrip dividend. Increase in share capital by such amount as may be determined pursuant to the terms and conditions of the resolution through the issuance of new ordinary shares having a par value of one (1) euro each, with no share premium, of the same class and series as those that are currently outstanding, with a charge to reserves. Offer to purchase free-of-charge allocation rights at a guaranteed price. Express provision for the possibility of incomplete allocation. Delegation of powers to the Board of Directors, which may, in turn, delegate such powers to the Executive Commission, to set the terms and conditions of the increase as to all matters not provided for by the shareholders at this General Shareholders' Meeting, to take such actions as may be required for the implementation thereof, to amend the text of subsection 1 of Article 5 of the By-Laws to reflect the new amount of the share capital and to execute such public and private documents as may be necessary for the implementation of the capital increase. Application to the appropriate domestic and foreign authorities for admission to trading of the new shares on the Madrid, Barcelona, Bilbao, and Valencia Stock Exchanges through the Automated Quotation System [Sistema de Interconexión Bursátil] (Continous Market) and on the foreign Stock Exchanges on which the shares of Telefónica are listed (London and Buenos Aires and, through ADSs, New York and Lima) in the manner required by each of such Stock Exchanges.	Issuer	None	For
7	Reduction in share capital by means of the cancellation of shares of the Company's own stock, excluding the right of creditors to oppose the reduction, and amendment of Article 5 of the By-Laws concerning the share capital.	Issuer	None	For
8	Approval of the corporate website.	Issuer	None	For
9	Delegation of powers to formalize, interpret, correct, and implement the resolutions adopted by the shareholders at the General Shareholders' Meeting.		None
10	Consultative vote on the Report on Director Compensation Policy of Telefónica, S.A.	Issuer	None	For

	Akamai Technologies, Inc.	1,000,000	AKAM	00971T101	5/16/12
1A-D	Directors' recommendation for election	Issuer	For	For All Nominees
2	To approve, on an advisory basis, the compensation of Akamai Technologies, Inc.'s named executive officers.	Issuer	For	Against
3	To ratify the selection of PricewaterhouseCoopers LLP as the independent auditors of Akamai Technologies, Inc. for the fiscal year ending December 31, 2012.	Issuer	For	For

	Canadian Pacific Railway Limited	50,000	CP	13645T100	5/17/12
1	Appointment of auditors as named in the management proxy circular.	Issuer	For	For
2	Advisory vote accepting the corporation's approach to executive compensation as described in the management proxy circular.	Issuer	For	For
3A-P	Directors' recommendation for election	Issuer	For	For All Nominees
3Q-U	Directors' recommendation for withholding	Issuer	Withhold	Withhold

	Canadian Pacific Railway Limited (Blue Proxy Form from Pershing Square Capital Management, L.P.)	50,000	CP	13645T100	5/17/12
1	Appointment of auditors as named Canadian Pacific's proxy circular.	Issuer	For	For
2	Advisory vote accepting Canadian Pacific's approach to executive compensation as described Canadian Pacific's proxy circular.	Issuer	For	For
3A	Directors' recommendation for election	Issuer	For	For
3B-3G	Pershing Square's recommendation for election	Pershing Square	Withhold	Withhold
3H-3V	Pershing Square's recommendation for withholding	Pershing Square	For	For

	Potash Corporation of Saskatchewan Inc.	900,000	POT	73755L107	5/17/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	The appointment of Deloitte & Touche LLP as auditors of the corporation.	Issuer	For	For
3	The resolution (attached as Appendix B to the accompanying management proxy circular) approving the adoption of a new performance option plan, the full text of which is attached as Appendix C to the accompanying management proxy circular.	Issuer	For	For
4	The advisory resolution (attached as Appendix D to the accompanying management proxy circular) accepting the corporation's approach to executive compensation disclosed in the accompanying management proxy circular.	Issuer	For	For

	Gentex Corporation	700,000	GNTX	371901109	5/17/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	A proposal to amend the restated Articles of Incorporation to declassify the Board of Directors.	Issuer	None	No Vote
3	A shareholder proposal requesting that the Board of Directors issue a sustainability report.	Shareholder	Against	Against
4	Ratify the appointment of Ernst & Young LLP as the company's auditors for the fiscal year ending December 31, 2012.	Issuer	For	For
5	To approve, by non-binding vote, compensation of named executive officers.	Issuer	For	For
6	To approve the 2012 amended and restated nonemployee director stock option plan.	Issuer	For	For

	Intel Corporation	1,700,000	INTC	458140100	5/17/12
1A-J	Directors' recommendation for election	Issuer	For	For All Nominees
2	Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm for the current year	Issuer	For	For
3	Advisory vote to approve executive compensation	Issuer	For	For
4	Stockholder proposal: Whether to hold an advisory vote on political contributions	Shareholder	Against	Against

	Urban Outfitters, Inc.	337,747	URBN	917047102	5/22/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	Ratification of the appointment of Deloitte & Touche LLP as the company's independent registered public accounting firm for fiscal year 2013.	Issuer	For	For
3	Shareholder proposal regarding board nominee requirements.	Shareholder	Against	Against
4	Shareholder proposal regarding majority voting in director elections.	Shareholder	Against	Against
5	Shareholder proposal to repeal classified board.	Shareholder	Against	Against

	Amgen Inc.	650,000	AMGN	031162100	5/23/12
1A-N	Directors' recommendation for election	Issuer	For	For All Nominees
2	To ratify the selection of Ernst & Young LLP as our independent registered public accountants for the fiscal year ending December 31, 2012.	Issuer	For	For
3	Advisory vote to approve our executive compensation.	Issuer	For	For
4	To approve an amendment to our Restated Certificate of Incorporation to authorize stockholder action by written consent.	Issuer	For	For
5a	Stockholder Proposal #1 (Independent Chairman of the Board)	Shareholder	Against	Against
5b	Stockholder Proposal #2 (Transparency in Animal Use)	Shareholder	Against	Against
5c	Stockholder Proposal #3 (Request for Disclosure of Lobbying Policies and Practices)	Shareholder	Against	Against
5d	Stockholder Proposal #4 (CEO to Serve on a Maximum of One Other Board)	Shareholder	Against	Against

	Dentsply International Inc.	700,000	XRAY	249030107	5/23/12
1A-C	Directors' recommendation for election	Issuer	For	For All Nominees
2	To ratify the appointment of PricewaterhouseCoopers LLP, independent registered public accounting firm, to audit financial statements of the company for the year ending December 31, 2012.	Issuer	For	For
3	To approve by advisory vote, the compensation of the company's executive officers.	Issuer	For	For
4	To eliminate the classified board.	Shareholder	Against	Against

	Amazon.com, Inc.	240,000	AMZN	023135106	5/24/12
1A-J	Directors' recommendation for election	Issuer	For	For All Nominees
2	Ratification of the appointment of Ernst & Young LLP as independent auditors	Issuer	For	For
3	Approval of the material terms of the performance goals, as amended, pursuant to Section 162(M) of the Internal Revenue Code in our 1997 stock incentive plan	Issuer	For	For
4	Shareholder proposal regarding an assessment and report on climate change	Shareholder	Against	Against
5	Shareholder proposal calling for certain disclosures regarding corporate political contributions	Shareholder	Against	Against

	Emcor Group, Inc.	700,000	EME	29084Q100	5/31/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	Approval by non-binding advisory vote of executive compensation.	Issuer	For	For
3	Ratification of the appointment of Ernst & Young LLP as independent auditors for 2012.	Issuer	For	For

	Lowe's Companies, Inc.	900,000	LOW	548661107	6/1/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	Ratification of the appointment of Deloitte & Touche LLP as the company's independent registered public accounting firm for fiscal 2012.	Issuer	For	For
3	Advisory approval of the company's executive compensation.	Issuer	For	For
4	Approval of an amendment to the Lowe's Companies employee stock purchase plan & stock options for everyone — to increase the number of shares authorized for issuance under the plan.	Issuer	For	For
5	Shareholder proposal regarding report on political spending.	Shareholder	Against	Against
6	Shareholder proposal regarding executive severance agreements.	Shareholder	Against	Against
7	Shareholder proposal regarding executive stock retention requirements.	Shareholder	Against	Against

	Staples, Inc.	600,000	SPLS	855030102	6/4/12
1A-L	Directors' recommendation for election	Issuer	For	For All Nominees
2	Approval of an Amendment to the Company's Restated Certificate of Incorporation to allow stockholder action by majority written consent.	Issuer	For	For
3	Approval, on an advisory basis, of named executive officer compensation.	Issuer	For	For
4	Approval of the Company's Amended and Restated Long Term Cash Incentive Plan.	Issuer	For	For
5	Approval of the Company's Amended and Restated Executive Officer Incentive Plan.	Issuer	For	For
6	Approval of the Company's 2012 Employee Stock Purchase Plan.	Issuer	For	For
7	Ratification of the selection by the Audit Committee of Ernst & Young LLP as Staples' independent registered public accounting firm for the current fiscal year.	Issuer	For	For
8	Non-binding stockholder proposal regarding a requirement for senior executives to hold 75% net after-tax shares acquired through compensation plans and prohibition on hedging of held shares.	Shareholder	Against	Against

	Gartner, Inc.	300,000	IT	366651107	6/7/12
1A-I	Directors' recommendation for election	Issuer	For	For All Nominees
2	To approve the Company's executive compensation.	Issuer	For	For
3	To approve the Amended and Restated Executive Performance Bonus Plan.	Issuer	For	For
4	To ratify the appointment of KPMG as our independent registered public accounting firm for fiscal 2012.	Issuer	For	For

	Monster Beverage Corporation	850,000	MNST	611740101	6/8/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	Proposal to ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of the Company for the fiscal year ending December 31, 2012.	Issuer	For	For
3	Proposal to approve, on a non-binding, advisory basis, the compensation of the Company's named executive officers.	Issuer	For	For

	Taiwan Semiconductor Mfg. Co. Ltd.	1,243,297	TSM	874039100	6/12/12
1	To accept 2011 business report and financial statements	Issuer	For	For
2	To approve the proposal for distribution of 2011 profits	Issuer	For	For
3	To revise the Articles of Incorporation	Issuer	For	For
4	To revise the rules for election of directors	Issuer	For	For

	Petsmart, Inc.	700,000	PETM	716768106	6/13/12
1A-K	Directors' recommendation for election	Issuer	For	For All Nominees
2	To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for our 2012 fiscal year ending February 3, 2013.	Issuer	For	For
3	To approve our 2012 Employee Stock Purchase Plan.	Issuer	For	For
4	To approve, by an advisory vote, executive compensation.	Issuer	For	For

	The TJX Companies, Inc.	1,200,000	TJX	872540109	6/13/12
1A-J	Directors' recommendation for election	Issuer	For	For All Nominees
2	Ratification of appointment of independent registered public accounting firm.	Issuer	For	For
3	Approval of material terms of executive officer performance goals under cash incentive plans.	Issuer	For	For
4	Advisory approval of TJX's executive compensation.	Issuer	For	For

	Celgene Corporation	55,500	CELG	151020104	6/13/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	Ratification of the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2012.	Issuer	For	For
3	Approval of an amendment to the Company's 2008 Stock Incentive Plan.	Issuer	For	For
4	Approval, by non-binding vote, of executive compensation of the Company's named executive officers.	Issuer	For	For
5	Stockholder proposal described in more detail in the proxy statement.	Shareholder	Against	Against

	Google Inc.	85,000	GOOG	38259P508	6/21/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	The ratification of the appointment of Ernst & Young LLP as Google's independent registered public accounting firm for the fiscal year ending December 31, 2012.	Issuer	For	For
3A	The approval of the adoption of amendments to Google's Third Amended and Restated Certificate of Incorporation to establish the Class C capital stock and to make certain clarifying changes.	Issuer	For	For
3B	The approval of the adoption of amendments to Google's Third Amended and Restated Certificate of Incorporation to increase the number of authorized shares of Class A common stock from 6 billion to 9 billion.	Issuer	For	For
3C	The approval of the adoption of amendments to Google's Third Amended and Restated Certificate of Incorporation to provide for the treatment of shares of Class A common stock in a manner that is at least as favorable as the shares of Class B common stock.	Issuer	For	For
4	The approval of Google's 2012 Stock Plan.	Issuer	For	For
5	The approval of Google's 2012 Incentive Compensation Plan for Employees and Consultants of Motorola Mobility.	Issuer	For	For
6	A stockholder proposal regarding an advisory vote on political contributions, if properly presented at the meeting.	Shareholder	Against	Against
7	A stockholder proposal regarding mandatory arbitration of certain shareholder claims, if properly presented at the meeting.	Shareholder	Against	Against
8	A stockholder proposal regarding equal shareholder voting, if properly presented at the meeting.	Shareholder	Against	Against

	Best Buy Co., Inc.	800,000	BBY	08651601	6/21/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending February 2, 2013,	Issuer	For	For
3	To conduct an advisory vote to approve our named executive officer compensation.	Issuer	For	For
4	To approve an increase in the available number of shares under the Best Buy Co., Inc. 2008 Employee Stock Purchase Plan.	Issuer	For	For
5	To vote on a shareholder proposal recommending declassification of our Board of Directors, if properly presented at the Meeting.	Shareholder	Abstain	Abstain

	Bed Bath & Beyond Inc.	250,000	BBBY	075896100	6/22/12
1A-I	Directors' recommendation for election	Issuer	For	For All Nominees
2	Ratification of the appointment of KPMG LLP	Issuer	For	For
3	To approve, by non-binding vote, the 2011 compensation paid to the company's named executive officers.	Issuer	For	For
4	To approve the 2012 incentive compensation plan.	Issuer	For	For

Amana Mutual Funds Trust, Developing World Fund (AMDWX)
Proxy Voting Record relating to shareholder meetings held from July 1, 2011 through June 30, 2012

Proposal #	Issue/ Proposals	Shares / Proposed by	Symbol / Directors Recommend	CUSIP / Vote	Meeting Date

	Dr. Reddy's Laboratories Limited	8,000	RDY	256135203	7/21/11
1	To receive, consider and adopt the balance sheet as at 31 March 2011 and the profit & loss account of the company for the year ended on that date along with the reports of the directors' and auditors' thereon.	Issuer	For	For
2	To declare dividend on the equity shares for the financial year 2010-11.	Issuer	For	For
3-7	Directors' recommendation for election	Issuer	For	For
8	Remuneration to directors other than the managing/whole-time directors.	Issuer	For	For

	Impala Platinum Holdings Ltd.	4,000	IMPUY	452553308	10/26/11
1	Adoption of annual financial statements	Issuer	None	For
2	Appointment of external auditors	Issuer	None	For
3A-C	Appointment of Audit and Risk Committee members	Issuer	None	For All Nominees
4	Endorsement of the company's remuneration policy	Issuer	None	Abstain
5A-F	Reappointment of directors	Issuer	None	For All Nominees
6	Control of unissued share capital	Issuer	None	For
7	Acquisition of company shares by company or subsidiary	Issuer	None	For
8	Increase in directors' remuneration	Issuer	None	Abstain
9	Financial assistance	Issuer	None	Abstain

	Sasol Limited	6,500	SSL	803866300	11/25/11
1A-D	To elect each by way of a separate vote, the following directors retiring in terms of article 75(d) and 75(e) of the company's memorandum of incorporation	Issuer	None	For All Nominees
2A-C	To elect each by way of a separate vote, the following directors who retired in terms of article 75(i) of the company's memorandum of incorporation	Issuer	None	For All Nominees
3	To elect, DE Constable who is required to retire in terms of article 75(h) of the company's memorandum of incorporation	Issuer	None	For
4	To re-appoint the auditors, KPMG Inc. for the financial year ending 30 June 2012	Issuer	None	For
5A-D	Directors' recommendation for election to the audit committee	Issuer	None	For All Nominees
6	Special resolution number 1 — to approve the remuneration payable to non-executive directors of the company for their services as directors for the period 1 July 2011 until the date of the next annual general meeting	Issuer	None	For
7	Advisory endorsement — to endorse, on a non-binding advisory basis, the company's remuneration policy for the year ending 30 June 2012 and its implementation	Issuer	None	For
8	Special resolution number 2 — to authorise the board to approve loans or other financial assistance to subsidiaries and juristic persons that the company directly or indirectly controls	Issuer	None	For
9	Special resolution number 3 — to authorise the board to approve loans or other financial assistance to any person and/or corporation that is or becomes related or inter-related to the company as contemplated in the Act and/or to a member of such a related or inter-related corporation and/or to a person related to such corporation (other than those referred to in special resolution number 2)	Issuer	None	For
10	Special resolution number 4 — to authorise the board to approve loans or other financial assistance to the Sasol Inzalo Public Facilitation Trust	Issuer	None	For
11	Special resolution number 5 — to authorise the board to approve the acquisition by the company or by any of its subsidiaries of the company's securities	Issuer	None	For
12	Special resolution number 6 — to authorise the board, when any general repurchase by the company of its securities takes place, to approve the purchase by the company, of its issued securities from a director and/or a prescribed officer of the company, and/or person related to director or prescribed officer of the company	Issuer	None	For
13	Ordinary resolution number 1 — to approve an amendment to Sasol Inzalo Foundation Trust Deed to increase the contractual ceiling of any dividend declared in respect of the ordinary shares in the company	Issuer	None	For

	Mindray Medical Int'l Ltd.	4,000	MR	602675100	12/19/11
1-3	Directors' recommendation for re-election	Issuer	For	For All Nominees
4	Ratification of the appointment of PricewaterhouseCoopers as the company's independent registered public accounting firm for the fiscal year ending December 31, 2011.	Issuer	For	For

	LAN Airlines S.A.	14,000	LFL	501723100	12/21/11
1	Approve the merger of LAN Airlines S.A. & sister Holdco S.A. & Holdco II S.A., two special purpose companies that have been created exclusively for purposes of this transaction & where shares of TAM S.A. will be, directly or indirectly, held prior to their consolidation into LAN, subject to (I) the terms and conditions of certain implementation agreement & exchange offer agreement, both dated January 18, 2011; & (II) a final decision, in the Reclamacion pending before the Chilean Supreme Court, all as more fully described in the proxy statement.	Issuer	For	For
2	Approve the audited financial statements of LAN, sister Holdco S.A. and Holdco II S.A. as of September 30, 2011 and the Informe Pericial, all in accordance with Section 99 of the Chilean Corporation Law.	Issuer	For	For
3	Change of the corporate name of LAN Airlines Group S.A. to Latam Airlines Group S.A.	Issuer	For	For
4	Approve the bylaws of Latam Airlines Group S.A., including any amendments thereof to be resolved by the shareholders' meeting.	Issuer	For	For
5	Grant all necessary authorizations and powers of attorney needed to carry out and implement the proposed business combination between LAN and TAM S.A.	Issuer	For	For
6	Adopt any other resolution necessary to carry out and implement the proposed business combination between LAN and TAM S.A.	Issuer	For	For
7	Approve increase of the capital of LAN in an additional amount determined by the shareholders' meeting, through the issuance of 4,800,000 shares of common stock; approve that these 4,800,000 common stock shares & any common stock shares of LAN included in paragraph 1. above & not used for purposes of mergers be used to create & implement a stock option plan for employees of Latam Airlines Group S.A. and its affiliates, as provided in Section 24 of the Chilean Corporation Law & delegate in board authority to determine placement conditions of these shares of common stock.	Issuer	For	For

	VF Corporation	3,000	VFC	918204108	4/24/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	Advisory vote to approve named executive officer compensation.	Issuer	For	For
3	Ratification of the selection of PricewaterhouseCoopers LLP as VF's independent registered public accounting firm for the 2012 fiscal year.	Issuer	For	For
4	Shareholder proposal to repeal classified board.	Shareholder	Against	Against

	America Movil, S.A.B. De C.V.	8,000	AMX	02364W105	4/25/12
1	Appointment or, as the case may be, reelection of the members of the Board of Directors of the company that the holders of the Series "L" shares are entitled to appoint. Adoption of resolutions thereon.	Issuer	None	For
2	Appointment of delegates to execute, and if, applicable, formalize the resolutions adopted by the meeting. Adoption of resolutions thereon.	Issuer	None	For

	LAN Airlines S.A.	14,000	LFL	501723100	4/26/12
1	Approval of the annual report, balance sheet and financial statements for the fiscal year ending December 31, 2011	Issuer	For	For
2	Approval of payment of final dividend on account of 2011 fiscal profits, all as more fully described in the proxy statement	Issuer	For	For
3	The election of the company's Board of Directors	Issuer	For	For
4	The compensation to be paid to the company's Board of Directors for the fiscal year ending December 31, 2012	Issuer	For	For
5	The compensation to be paid to the company's audit committee and its budget for the fiscal year ending December 31, 2012	Issuer	For	For
6	Appointment of external auditing firm and risk rating agencies; reports on matters indicated in XVI of Companies Law 18,046	Issuer	For	For
7	Information on the cost of processing, printing and sending the information indicated in circular 1816 of the Securities and Insurance Commission	Issuer	For	For
8	Designation of the newspaper in which the company will make publications	Issuer	For	For
9	Other matters of corporate interest within the purview of a regular shareholders meeting of the company	Issuer	For	For

	Southern Copper Corporation	4,042	SCCO	84265V105	4/26/12
1	Directors' recommendation for election	Issuer	For	For
2	Ratify the audit committee's selection of Galaz, Yamazaki, Ruiz Urquiza, S.C., member firm of Deloitte & Touche Tohmatsu Limited as independent accountants for 2012.	Issuer	For	For
3	Approve, by non-binding vote, executive compensation.	Issuer	For	For

	Sociedad Quimica Y Minera De Chile S.A.	6,000	SQM	833635105	4/26/12
1	SQM's balance sheet, financial statements, annual report, inspectors of account report, and external auditors report for the business year which ended on December 31, 2011.	Issuer	None	For
2	Appointment of the external audit company — external auditors and of the inspector of accounts for the exercise of the business year 2012.	Issuer	None	For
3	Operations referred to under Title XVI of the Law No. 18,046.	Issuer	None	For
4	Investment and finance policies.	Issuer	None	For
5	Net income for the business year 2011, definitive dividend distribution, and future dividend policy.	Issuer	None	For
6	Board of Directors expenditures during 2011.	Issuer	None	For
7	Board member compensation.	Issuer	None	For
8	Issues related to the directors and audit committees.	Issuer	None	For
9	Other corresponding matters in conformance with the pertinent provisions.	Issuer	None	For

	Companhia Paranaense De Energia — Copel	5,000	ELP	20441B407	4/26/12
4	To elect the members of the Fiscal Council due to end of term of office.	Issuer	None	For

	Tenaris, S.A.	7,000	TS	88031M109	5/2/12
A1	Consideration of the consolidated management report and related management certifications on the Company's consolidated financial statements as of and for the year ended December 31, 2011, and on the annual accounts as at December 31, 2011, and of the independent auditor's reports on such consolidated financial statements and annual accounts.	Issuer	None	For
A2	Approval of the Company's consolidated financial statements as of and for the year ended December 31, 2011.	Issuer	None	For
A3	Approval of the Company's annual account as at December 31, 2011.	Issuer	None	For
A4	Allocation of results and approval of dividend payment for the year ended December 31, 2011.	Issuer	None	For
A5	Discharge of the members of the Board of Directors for the exercise of their mandate during the year ended December 31, 2011.	Issuer	None	For
A6	Election of members of the Board of Directors.	Issuer	None	For All Nominees
A7	Compensation of members of the Board of Directors.	Issuer	None	For
A8	Appointment of the independent auditors for the fiscal year ending December 31, 2012, and approval of their fees.	Issuer	None	For
A9	Authorization to the Board of Directors to cause the distribution of all shareholder communications, including its shareholder meeting and proxy materials and annual reports to shareholders, by such electronic means as is permitted by any applicable laws or regulations.	Issuer	None	For
E1	Decision on the renewal of the authorized share capital of the Company and related authorizations and waivers.	Issuer	None	For
E2	The amendment of article 10 "Minutes of the Board" of the Company's Articles of Association.	Issuer	None	For
E3	The amendment of article 11 "Powers" of the Company's Articles of Association.	Issuer	None	For
E4	The amendment of article 13 "Auditors" of the Company's Articles of Association.	Issuer	None	For
E5	The amendment of article 15 "Date and Place" of the Company's Articles of Association.	Issuer	None	For
E6	The amendment of article 16 "Notices of Meeting" of the Company's Articles of Association.	Issuer	None	For
E7	The amendment of article 17 "Admission" of the Company's Articles of Association.	Issuer	None	For
E8	The amendment of article 19 "Vote and Minutes" of the Company's Articles of Association.	Issuer	None	For
E9	The amendment of title V "Financial Year, Distribution of Profits" of the Company's Articles of Association.	Issuer	None	For
E10	The amendment of article 20 "Financial Year" of the Company's Articles of Association.	Issuer	None	For
E11	The amendment of article 21 "Distribution of Profits" of the Company's Articles of Association.	Issuer	None	For

	Mead Johnson Nutrition Company	4,500	MJN	582839106	5/4/12
1A-J	Directors' recommendation for election	Issuer	For	For All Nominees
2	Advisory approval of named executive officer compensation	Issuer	For	For
3	The ratification of the of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for 2012	Issuer	For	For

	China Petroleum & Chemical Corporation	800	SNP	16941R108	5/11/12
1	To consider and approve the Report of the Fourth Session of the Board of Directors of Sinopec Corp. (including the report of the Board of Directors of Sinopec Corp. for the year 2011).	Issuer	None	For
2	To consider and approve the Report of the Fourth Session of the Board of Supervisors of Sinopec Corp. (including the report of the Board of Supervisors of Sinopec Corp. for the year 2011).	Issuer	None	For
3	To consider and approve the audited financial reports and audited consolidated financial reports of Sinopec Corp. for the year ended 31 December 2011.	Issuer	None	For
4	To consider and approve the plan for allocating any surplus common reserve funds at the amount of RMB 30 billion from the after-tax profits.	Issuer	None	For
5	To consider and approve the profit distribution plan of Sinopec Corp. for the year ended 31 December 2011.	Issuer	None	For
6	To authorise the Board of Directors of Sinopec Corp. (the "Board") to determine the interim profit distribution plan of Sinopec Corp. for the year 2012.	Issuer	None	For
7	To consider and approve the re-appointment of KPMG Huazhen and KPMG as the domestic and overseas auditors of Sinopec Corp. for the year 2012, respectively, and to authorise the Board to determine their remunerations.	Issuer	None	For
8	Directors' recommendation for election to the Fifth Session of the Board of Directors	Issuer	None	For All Nominees
9	Directors' recommendation for election to the Fifth Session of the Board of Supervisors	Issuer	None	For All Nominees
10	To consider and approve service contracts between Sinopec Corp. and directors of the Fifth Session of the Board (including emoluments provisions), and service contracts between Sinopec Corp. and supervisors of the Fifth Session of the Board of Supervisors (including emoluments provisions).	Issuer	None	For
11	To authorise the secretary to the Board to, on behalf of Sinopec Corp., deal with all procedural requirements in relation to the election and re-election of directors and supervisors of Sinopec Corp. such as applications, approval, registrations and filings.	Issuer	None	For
12	To approve the proposed amendments to the articles of association of Sinopec Corp.	Issuer	None	For
13	To authorise the secretary to the Board to, on behalf of Sinopec Corp. deal with all procedural requirements such as applications, approvals, registrations, and filings in relation to the proposed amendments to the articles of association (including cosmetic amendments as requested by the regulatory authorities).	Issuer	None	For
14	To authorise the Board to determine the proposed plan for the issuance of debt financing instrument(s).	Issuer	None	For
15	To grant to the Board a general mandate to issue new domestic shares and/or overseas listed foreign shares.	Issuer	None	For

	P.T. Telekomunikasi Indonesia, TBK	7,000	TLK	715684106	5/11/12
1	Approval of the company's annual report for the 2011 financial year, including the Board of Commissioners' supervisory report	Issuer	For	For
2	Ratification of financial statements and partnership and community development program, annual report and acquittal and discharge of all members of Board of Directors and Commissioners	Issuer	For	For
3	Report on the utilization of the net proceed from public offering in Telkom Bond II 2010	Issuer	For	For
4	Appropriation of the company's net income for the 2011 financial year	Issuer	For	For
5	Determination of remuneration for members of the Board of Directors and the Board of Commissioners for 2012 financial year	Issuer	For	For
6	Appointment of a public accounting firm to audit the company's financial statements for the 2012 financial year, including audit of internal control over financial reporting and appointment of a public accounting firm to audit the financial statement of the partnership and community development program	Issuer	For	For
7	Amendment to the company's article of association	Issuer	For	For
8	Changes to the formation of the Board of Directors and Board of Commissioners	Issuer	For	For

	Infosys Technologies Limited	8,000	INFY	456788108	6/9/12
1	To receive, consider and adopt the balance sheet as at March 31, 2012, the profit and loss account for the year ended on that date and the report the report of the directors & auditors thereon.	Issuer	None	For
2	To declare the final and special dividend for the financial year ended March 31, 2012.	Issuer	None	For
3-6	Directors' recommendation for election in place of directors retiring by rotation.	Issuer	None	For All Nominees
7	To appoint auditors to hold office from the conclusion of this annual general meeting until the conclusion of the next annual general meeting and to fix the remuneration.	Issuer	None	For
8-11	Directors' recommendation for election of directors liable to retire by rotation.	Issuer	None	For All Nominees
12	Remuneration in the form of commission for non-executive directors.	Issuer	None	For

	Mercadolibre, Inc.	3,200	MELI	58733R102	6/14/12
1A-B	Directors' recommendation for election	Issuer	For	For All Nominees
2	Advisory vote on the compensation of our named executive officers	Issuer	For	For
3	Ratification of the appointment of Deloitte & Co. S.R.L. as our independent registered public accounting firm for the fiscal year ending December 31, 2012	Issuer	For	For

	FX Energy, Inc.	20,000	FXEN	302695101	6/14/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	To ratify the appointment of PricewaterhouseCoopers LLP as the company's independent registered public accounting firm for the 2012 fiscal year.	Issuer	For	For
3	To transact such other business as may properly come before the annual meeting or any adjournment(s) thereof.	Issuer	For	For

	Nidec Corporation	Issuer	NJ	654090109	6/26/12
1	Directors' recommendation for election	Issuer	For	For All Nominees
2	Appointment of one candidate to the Board of Corporate Auditors	Issuer	For	For All Nominees

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto durly authorized.

AMANA MUTUAL FUNDS TRUST

By /s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: August 31, 2012